                                                        ------------------------
                                                              OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0582
                                                        Expires: March 31, 2012
                                                        Estimated average burden
                                                        hours per response: 9.6
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number 811-08743

                     Invesco Van Kampen Senior Income Trust
               (Exact name of registrant as specified in charter)

               1555 Peachtree Street, N.E. Atlanta, Georgia 30309 (Address of principal executive offices) (Zip code)

                              John M. Zerr, Esquire
               11 Greenway Plaza, Suite 2500 Houston, Texas 77046
                     (Name and address of agent for service)

                                    Copy to:

                            Stephen R. Rimes, Esquire
                             Invesco Advisers, Inc.
                          11 Greenway Plaza, Suite 2500
                                Houston, TX 77046

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 07/31

Date of reporting period: 7/01/09 - 06/30/10

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08743
Reporting Period: 07/01/2009 - 06/30/2010
Invesco Van Kampen Senior Income Trust









==================== Invesco Van Kampen Senior Income Trust ====================


IDT CORPORATION

Ticker:       IDT            Security ID:  448947507
Meeting Date: DEC 17, 2009   Meeting Type: Annual
Record Date:  OCT 22, 2009

#     Proposal                                  Mgt Rec   Vote Cast   Sponsor
---   ---------------------------------------   -------   ---------   ----------
1.1   Elect Director Lawrence E. Bathgate, II   For       For         Management
1.2   Elect Director Eric F. Cosentino          For       For         Management
1.3   Elect Director James A. Courter           For       Against     Management
1.4   Elect Director Howard S. Jonas            For       For         Management
1.5   Elect Director Judah Schorr               For       For         Management

--------------------------------------------------------------------------------

WELLMAN HOLDINGS, INC.

Ticker:       WLM            Security ID:  949700108
Meeting Date: DEC 9, 2009    Meeting Type: Annual
Record Date:  OCT 15, 2009

#     Proposal                                  Mgt Rec   Vote Cast   Sponsor
---   ---------------------------------------   -------   ---------   ----------
1.1   Elect Director Mark J. Ruday              For       For         Management
2     Elect Director Charles Macaluso           For       For         Management
3     Elect Director Duncan H. Cocroft          For       For         Management
4     Elect Director Kenneth A. Ghazey          For       For         Management
5     Elect Director James D. Jackson           For       For         Management
6     Director Linda Koffenberger               For       For         Management

--------------------------------------------------------------------------------

WELLMAN HOLDINGS, INC.

Ticker:       WLM            Security ID:  949700AA6
Meeting Date: DEC 9, 2009    Meeting Type: Annual
Record Date:  OCT 15, 2009

#     Proposal                                  Mgt Rec   Vote Cast   Sponsor
---   ---------------------------------------   -------   ---------   ----------
1     Elect Director Charles Macaluso           For       For         Management
2     Elect Director Duncan H. Cocroft          For       For         Management
3     Elect Director Kenneth A. Ghazey          For       For         Management
4     Elect Director James D. Jackson           For       For         Management
5     Elect Director Linda Koffenberger         For       For         Management
6     Elect Director Ari M. Chaney              For       For         Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) INVESCO VAN KAMPEN SENIOR INCOME TRUST


By (Signature and Title)* /s/ Colin Meadows
                          ---------------------------
                          Colin Meadows
                          Principal Executive Officer

Date August 20, 2010

*    Please print the name and title of the signing officer below the signature.